Fair Value Measurement	12 Months Ended
Dec. 31, 2019
Fair Value Measurement
Fair Value Measurement

4.    Fair Value Measurement

The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

December 31, 2018

	Level 1	Level 2	Level 3	Balance at
	Inputs	Inputs	Inputs	Fair Value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
-Wealth management products	—	71,483	—	71,483
Long-term equity investment	—	—	56,000	56,000
Total Assets	—	71,483	56,000	127,483

December 31, 2019

	Level 1	Level 2	Level 3	Balance at
	Inputs	Inputs	Inputs	Fair Value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
-Wealth management products	—	11,500	—	11,500
Long-term equity investment	—	—	40,000	40,000
Total Assets	—	11,500	40,000	51,500

The Group values its investments in wealth management products issued by certain banks using quoted subscription/redemption prices published by these banks, and accordingly, the Group classifies the valuation techniques that use these inputs as level 2.

The Group’s short-term investments as of December 31, 2018 and 2019 were acquired close to the year-end dates with maturity from seven days to one month, except for a short-term wealth management product issued by Bank of China in Shenzhen of RMB49,883 on April 28, 2018 with a 363‑day term and a fixed annual interest rate and principle secured. This wealth management product has served as the collateral of a short-term loan of RMB49,000 from Bank of China in Shenzhen (see note 10) since July 2018. This wealth management product was due and redeemed by the Group on April 26, 2019 with the collateral released upon the short term bank loan of RMB49,000 repaid on the same day.

Long-term equity investment was measured at costs, less impairment, with subsequent adjustments for observable price changes (see note 9), and are categorized within Level 3 under the fair value hierarchy. The values were estimated based on valuation methods using the observable transaction price at the transaction date and other unobservable inputs including volatility, as well as rights and obligations of the securities that the Company holds.

There have no transfers between level 1,  level 2 and level 3 categories.